Reinsurance (Effects of Reinsurance on Balance Sheet - Related Party) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Effects of Reinsurance [Line Items]
Premiums and Other Receivables, Net	$ 13,525	$ 14,647
Deferred Policy Acquisition Costs and Present Value of Future Insurance Profits, Net	6,286	6,293	$ 6,390
Liability for Future Policy Benefits	36,616	33,372
Policyholder account balances	37,783	37,526
Other liabilities relating to variable interest entities	5,263	5,929
Assumed Reinsurance [Member]
Effects of Reinsurance [Line Items]
Premiums and Other Receivables, Net	27	21
Policyholder account balances	273	460
Other liabilities relating to variable interest entities	32	12
Assumed Reinsurance [Member] | Affiliated Entity [Member]
Effects of Reinsurance [Line Items]
Premiums and Other Receivables, Net	18	21
Policyholder account balances	0	460
Other Policy-Related Balances	1,674	1,677
Other liabilities relating to variable interest entities	30	10
Ceded Reinsurance [Member]
Effects of Reinsurance [Line Items]
Premiums and Other Receivables, Net	12,851	13,474
Policyholder account balances	0	0
Other liabilities relating to variable interest entities	756	1,099
Ceded Reinsurance [Member] | Affiliated Entity [Member]
Effects of Reinsurance [Line Items]
Premiums and Other Receivables, Net	3,410	4,020
Policyholder account balances	0	0
Other Policy-Related Balances	0	0
Other liabilities relating to variable interest entities	$ 401	$ 715